Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited	12 Months Ended
Mar. 31, 2020
Disclosure Merger Of Dr Reddys Holdings Limited Into Dr Reddys Laboratories Limited [Abstract]
Merger of Dr. Reddy's Holdings Limited into Dr. Reddy's Laboratories Limited
38.
Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited

The Board of Directors, at its meeting held on July 29, 2019, has approved the amalgamation (the “Scheme”) of Dr. Reddy’s Holdings Limited (“DRHL”), an entity held by the Promoter Group, which holds 24.88% of Dr. Reddy’s Laboratories Limited (the “Company”) into the Company. This is subject to the approval of shareholders, stock exchanges, the National Company Law Tribunal and other relevant regulators.

The Scheme will lead to simplification of the shareholding structure and reduction of shareholding tiers.

The Promoter Group cumulatively would continue to hold the same number of shares in the Company, pre- and post the amalgamation. All costs, charges and expenses relating to the Scheme will be borne out of the surplus assets of DRHL. Further, any expense, if exceeding the surplus assets of DRHL, will be borne directly by the Promoters.

The Scheme also provides that the Promoters of the Company will jointly and severally indemnify, defend and hold harmless the Company, its directors, employees, officers, representatives, or any other person authorized by the Company (excluding the Promoters) for any liability, claim, or demand, which may devolve upon the Company on account of this amalgamation.

The Scheme of Amalgamation of DRHL with the Company was filed with BSE and NSE (Stock Exchanges) for their consideration and approval. No observation letters were received from the stock exchanges on the basis of no comments received from SEBI on October 11, 2019. The Company has filed an application with the Hon’ble National Company Law Tribunal (“NCLT”) Hyderabad, seeking direction for conducting court convened meetings of the shareholders and unsecured creditors. The Hon’ble NCLT vide its order dated November 22, 2019 directed the Company to conduct meetings of the shareholders’ and creditors. The NCLT also appointed the Chairpersons and Scrutinizers for the respective meetings. The notice convening the shareholders and unsecured creditors meetings on January 2, 2020, were circulated within statutory timelines for approval of Scheme of Amalgamation of DRHL with the Company.

The resolutions were passed with requisite majority of shareholders (99.98%) and unsecured creditors (100%) at the respective shareholders and unsecured creditors meetings on January 2, 2020. The petition for approval of the Scheme has been filed with Hon’ble NCLT on January 9, 2020. The NCLT hearing on June 3, 2020 has been adjourned and a new date has not yet been rescheduled.